Revenue - Summary of Revenue by Geographic Location (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 6,262,000	$ 3,796,000	$ 20,012,064	$ 13,966,251
Americas
Disaggregation of Revenue [Line Items]
Revenues	6,039,000	3,501,000	18,947,044	12,946,158
Europe
Disaggregation of Revenue [Line Items]
Revenues	170,000	71,000	499,294	476,087
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	$ 53,000	$ 224,000	$ 565,726	$ 544,006